Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables	$ 75,207	$ 83,941
Reserves on trade receivables	(1,681)	(661)
Prepaids	20,349	10,970
Other receivables	9,408	4,011
VAT receivable	6,515	11,034
Total trade and other receivables	$ 109,798	$ 109,295